CTIVP® – Wellington Large Cap Value Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Wellington Large Cap Value Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.3%
Issuer	Shares	Value ($)
Communication Services 7.9%
Entertainment 1.0%
Walt Disney Co. (The)	96,938	11,099,401
Interactive Media & Services 5.3%
Alphabet, Inc., Class A	227,145	55,218,949
Media 1.6%
Omnicom Group, Inc.	202,396	16,501,346
Total Communication Services		82,819,696
Consumer Discretionary 4.4%
Hotels, Restaurants & Leisure 1.6%
Expedia Group, Inc.	76,624	16,378,380
Specialty Retail 2.8%
Lowe’s Companies, Inc.	87,778	22,059,489
TJX Companies, Inc. (The)	49,561	7,163,547
Total		29,223,036
Total Consumer Discretionary		45,601,416
Consumer Staples 6.8%
Consumer Staples Distribution & Retail 1.5%
Sysco Corp.	194,635	16,026,246
Personal Care Products 2.9%
Haleon PLC	1,221,774	5,498,205
Haleon PLC, ADR	327,284	2,935,738
Unilever PLC, ADR	358,522	21,253,184
Total		29,687,127
Tobacco 2.4%
Philip Morris International, Inc.	153,241	24,855,690
Total Consumer Staples		70,569,063
Energy 6.3%
Oil, Gas & Consumable Fuels 6.3%
ConocoPhillips Co.	137,427	12,999,220
Coterra Energy, Inc.	592,831	14,020,453
EQT Corp.	193,746	10,545,595
TotalEnergies SE, ADR	128,468	7,668,255
Williams Companies, Inc. (The)	320,110	20,278,968
Total		65,512,491
Total Energy		65,512,491
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 19.2%
Banks 7.4%
Bank of America Corp.	517,232	26,683,999
JPMorgan Chase & Co.	34,256	10,805,370
Truist Financial Corp.	344,324	15,742,493
Wells Fargo & Co.	285,164	23,902,447
Total		77,134,309
Capital Markets 6.8%
Blackrock, Inc.	17,703	20,639,397
Intercontinental Exchange, Inc.	114,276	19,253,220
Morgan Stanley	106,676	16,957,217
S&P Global, Inc.	29,334	14,277,151
Total		71,126,985
Consumer Finance 0.9%
American Express Co.	30,248	10,047,176
Financial Services 1.5%
Visa, Inc., Class A	45,087	15,391,800
Insurance 2.6%
American International Group, Inc.	183,893	14,442,956
Marsh & McLennan Companies, Inc.	64,452	12,989,012
Total		27,431,968
Total Financials		201,132,238
Health Care 11.5%
Biotechnology 1.2%
Gilead Sciences, Inc.	115,166	12,783,426
Health Care Providers & Services 4.5%
Elevance Health, Inc.	38,139	12,323,474
HCA Healthcare, Inc.	33,211	14,154,528
Labcorp Holdings, Inc.	31,061	8,916,370
UnitedHealth Group, Inc.	32,163	11,105,884
Total		46,500,256
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	68,276	8,763,225

CTIVP® – Wellington Large Cap Value Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – Wellington Large Cap Value Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.0%
AstraZeneca PLC, ADR	181,731	13,942,402
Merck & Co., Inc.	198,092	16,625,862
Novartis AG, ADR	50,647	6,494,971
Pfizer, Inc.	600,800	15,308,384
Total		52,371,619
Total Health Care		120,418,526
Industrials 12.7%
Aerospace & Defense 4.9%
Airbus Group SE	72,753	16,989,716
General Dynamics Corp.	32,488	11,078,408
Lockheed Martin Corp.	46,687	23,306,618
Total		51,374,742
Building Products 0.7%
Masco Corp.	107,243	7,548,835
Electrical Equipment 2.4%
Hubbell, Inc.	35,277	15,180,046
Vertiv Holdings Co.	64,033	9,660,018
Total		24,840,064
Ground Transportation 0.5%
JB Hunt Transport Services, Inc.	43,028	5,773,067
Machinery 3.1%
Otis Worldwide Corp.	146,212	13,368,163
Westinghouse Air Brake Technologies Corp.	93,294	18,702,648
Total		32,070,811
Passenger Airlines 1.1%
Delta Air Lines, Inc.	196,963	11,177,650
Total Industrials		132,785,169
Information Technology 18.7%
Communications Equipment 2.5%
Cisco Systems, Inc.	376,194	25,739,194
IT Services 1.2%
Cognizant Technology Solutions Corp., Class A	184,278	12,359,526
Semiconductors & Semiconductor Equipment 7.9%
Broadcom, Inc.	26,533	8,753,502
Micron Technology, Inc.	109,658	18,347,976
Common Stocks (continued)
Issuer	Shares	Value ($)
NXP Semiconductors NV	113,248	25,789,967
QUALCOMM, Inc.	177,160	29,472,338
Total		82,363,783
Software 4.7%
Microsoft Corp.	78,079	40,441,018
Roper Technologies, Inc.	18,406	9,178,888
Total		49,619,906
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	33,304	8,480,197
Dell Technologies, Inc.	116,205	16,474,383
Total		24,954,580
Total Information Technology		195,036,989
Materials 2.0%
Containers & Packaging 1.1%
Amcor PLC	1,452,974	11,885,327
Metals & Mining 0.9%
BHP Group Ltd., ADR	168,432	9,390,084
Total Materials		21,275,411
Real Estate 3.1%
Health Care REITs 1.8%
Welltower, Inc.	103,055	18,358,218
Residential REITs 0.6%
AvalonBay Communities, Inc.	34,842	6,730,429
Specialized REITs 0.7%
Public Storage	26,421	7,631,706
Total Real Estate		32,720,353
Utilities 4.7%
Electric Utilities 3.0%
Duke Energy Corp.	113,169	14,004,663
Exelon Corp.	374,380	16,850,844
Total		30,855,507
Multi-Utilities 1.7%
Sempra	200,608	18,050,708
Total Utilities		48,906,215
Total Common Stocks (Cost $905,411,567)		1,016,777,567

CTIVP® – Wellington Large Cap Value Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – Wellington Large Cap Value Fund, September 30, 2025 (Unaudited)
Exchange-Traded Equity Funds 2.0%
	Shares	Value ($)
U.S. Large Cap 2.0%
Vanguard Russell 1000 Value ETF	232,102	20,742,956
Total Exchange-Traded Equity Funds (Cost $20,318,636)		20,742,956

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 4.265%(a),(b)	9,960,859	9,957,871
Total Money Market Funds (Cost $9,956,701)		9,957,871
Total Investments in Securities (Cost: $935,686,904)		1,047,478,394
Other Assets & Liabilities, Net		(2,072,666)
Net Assets		1,045,405,728
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	9,885,644	146,159,491	(146,088,502)	1,238	9,957,871	(164)	306,302	9,960,859
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

CTIVP® – Wellington Large Cap Value Fund  | 2025

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